CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF LOSS [Abstract]
Revenues	$ 554	$ 193
Cost of revenues	770	434
Gross loss	216	241
Operating expenses:
Research and development, net	1,011	877
Marketing and business development	3,393	3,563
General and administrative	2,620	1,989
Total operating expenses	7,024	6,429
Operating loss	7,240	6,670
Tax expenses	8
Financial income, net	64	104
Loss from continuing operations	7,184	6,566
Net income from discontinued operations		273
Net loss after discontinued operations	$ 7,184	$ 6,293
Basic and diluted net loss per ordinary share from continuing operations attributable to Rosetta Genomics' shareholders	$ 0.66	$ 0.71
Basic and diluted net income per ordinary share of discontinued operations attributable to Rosetta Genomics' shareholders		$ (0.03)
Basic and diluted net loss per ordinary share attributable to Rosetta Genomics' shareholders	$ 0.66	$ 0.68
Weighted average number of ordinary shares used to compute basic net loss per ordinary share	10,806,738	9,213,633
Weighted average number of ordinary shares used to compute diluted net loss per ordinary share	10,806,738	9,215,175